RECEIVABLES AND OTHER	6 Months Ended
Jun. 30, 2026
RECEIVABLES AND OTHER
RECEIVABLES AND OTHER	5. RECEIVABLES AND OTHER

	June 30,	December 31,
	2026	2025
Prepaid expenses and deposits	$201,181	$66,615
Tax receivables	11,817	13,804
	$212,998	$80,419